RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)

NOTE 2 – RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (“AOCI”)

     Amounts reclassified from AOCI and the affected line items in the statements of income during the periods presented are as follows:

	Amounts reclassified from AOCI
	Years ended
		December 31,		Affected line item in the
	December 31, 2015	2014	December 31, 2013	Statements of income
Unrealized gains on available-for-sale				Realized gain on sale of
securities	$534	$652	$829	securities
	(206)	(251)	(319)	Tax expense
	$328	$401	$510	Net reclassified amount

Amortization of defined benefit
pension items	$160	$188	$(190)
Actuarial gains (losses)	(62)	(72)	73	Tax (expense) benefit
	$98	$116	$(117)	Net reclassified amount

Total reclassifications out of AOCI	$426	$517	$393